Deposits from central banks and credit institutions	12 Months Ended
Dec. 31, 2020
Deposits from central banks and credit institutions
Deposits from central banks and credit institutions	Deposits from central banks and credit institutions
The detail, by classification, counterparty, type and currency, of Deposits from central banks and 'Deposits from credit institutions' in the consolidated balance sheets is as follows:

EUR million
	2020	2019	2018
CENTRAL BANKS
Classification
Financial liabilities held for trading	—	—	—
Financial liabilities designated at fair value through profit or loss	2,490	12,854	14,816
Financial liabilities at amortized cost	112,804	62,468	72,523
	115,294	75,322	87,339
Type
Deposits on demand	10	5	5
Time deposits	108,090	67,424	82,797
Reverse repurchase agreements	7,194	7,893	4,537
	115,294	75,322	87,339
CREDIT INSTITUTIONS
Classification
Financial liabilities held for trading	—	—	—
Financial liabilities designated at fair value through profit or loss	6,765	9,340	10,891
Financial liabilities at amortized cost	62,620	90,501	89,679
	69,385	99,841	100,570
Type
Deposits on demand	5,727	9,136	6,154
Time deposits	43,308	61,406	53,422
Reverse repurchase agreements	20,179	29,115	40,873
Subordinated deposits	171	184	121
	69,385	99,841	100,570
Currency:
Euro	104,499	79,008	97,323
Pound sterling	23,339	18,129	19,301
US dollar	26,581	53,403	45,848
Brazilian real	12,356	13,022	18,657
Other currencies	17,904	11,601	6,780
TOTAL	184,679	175,163	187,909
At 31 December 2020, the European Central Bank's targeted longer-term refinancing operations (TLTRO (Targeted Long-Term Refinancing Operation)) amounted to EUR 77,732 million, of which EUR 77,460 million correspond to TLRTO III (EUR 46,201 million at 31 December 2019 and EUR 55,382 million at 31 December 2018). Total net reliance on European Central Bank amounts to EUR 13,494 million.
In December 2020, the income recognized in the consolidated consolidated income statement corresponding to TLTRO III amounts to EUR 391 million. Note 50 contains a detail of the residual maturity periods of financial liabilities at amortised cost and of the related average interest rates.